SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 055 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Allowance for credit loss	$ 0
Record keeping and administrative expense	$ 1,336